Condensed financial information of the Company - Condensed statements of income (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Condensed statements of income
Income before income tax provision	$ 13,314,111	$ 11,567,558	$ 8,014,679
Provision for income tax	3,338,886	2,892,500	2,004,711
Net profit	9,975,225	8,675,058	6,009,968
Reportable legal entities | Parent company
Condensed statements of income
Share of profit in subsidiaries and VIE	9,975,225	8,675,058	6,009,968
Income before income tax provision	9,975,225	8,675,058	6,009,968
Provision for income tax	0	0	0
Net profit	$ 9,975,225	$ 8,675,058	$ 6,009,968